Leases (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Dec. 31, 2023	Dec. 31, 2024
Successor [Member]
Operating lease expenses		$ 345	$ 439
Weighted average remaining lease term		1 year 4 months 24 days	1 year 1 month 6 days
Weighted average discount rate used to determine operating lease		8.00%	8.00%
Predecessor [Member]
Operating lease expenses	$ 57